Contingent Liabilities - Additional Information (Details) - USD ($) $ in Millions	Dec. 23, 2015	Dec. 21, 2018	Jan. 31, 2016
Disclosure of contingent liabilities [abstract]
Losses as the part of damage	$ 290
Estimated financial losses calculated by the court	870	$ 870
Amount posted in supersedeas bond	100
Cash collateral for the amount posted in bonds	5
Letter of credit required for posting of the bond	$ 65
Remaining Balance Of Escrow Fund Established Under Merger Agreement			$ 300